Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to and through the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 14, 2023, the registrant, formerly known as Aesther Healthcare Acquisition Corp., consummated the previously announced Business Combination. Pursuant to that certain Agreement and Plan of Merger, dated August 31, 2022, as amended on December 5, 2022 by Amendment No. 1, by and among the registrant, AHAC Merger Sub, Inc., a Delaware corporation, Aesther Healthcare Sponsor, LLC, in its capacity as purchaser representative, Ocean Biomedical Holdings, Inc., formerly known as Ocean Biomedical, Inc., a Delaware corporation, and Dr. Chirinjeev Kathuria, in his capacity as seller representative (“Business Combination Agreement”). Pursuant to the Business Combination Agreement, on the Closing Date, Merger Sub merged with and into Legacy Ocean, with Legacy Ocean continuing as the surviving entity and a wholly-owned subsidiary of the registrant. In connection with the closing of the Business Combination (the “Closing”), the Company changed its name from “Aesther Healthcare Acquisition Corp.” to “Ocean Biomedical, Inc.”

On January 11, 2023, the record date for the Special Meeting of stockholders to approve the Business Combination (the “Special Meeting”), there were 13,225,000 shares of AHAC’s common stock, par value $0.0001 per share, issued and outstanding, consisting of (i) 10,600,000 public shares of Class A common stock and (ii) 2,625,000 shares of Class B common stock held by the Sponsor. In addition, AHAC had issued 5,250,000 public warrants to purchase Class A common stock (originally sold as part of the units issued in AHAC’s initial public offering (“IPO”)) along with 5,411,000 warrants issued to the Sponsor in a private placement (the “Private Placement Warrants”) on the IPO closing date. Prior to the Special Meeting, holders of 5,570,965 shares of Aesther’s Class A common stock included in the units issued in AHAC’s IPO exercised their right to redeem those shares for cash at a price of approximately $10.56 per share, for an aggregate of approximately $58,847,564.50. The per share redemption price was paid out of AHAC’s Trust Account, which, after taking into account the redemptions but before any transaction expenses, had a balance immediately prior to the Closing of approximately $52,066,689.50.

On March 22, 2023, we entered into a Loan Modification Agreement (the “Modification Agreement”) with the Sponsor and NPIC Limited (the “Lender”), which modifies the terms of Loan and Transfer Agreement between the Company, the Sponsor, and the Lender dated December 13, 2022 (the “Sponsor Extension Agreement”). We also entered into a Side Letter Agreement with the Sponsor (the “Side Letter”), which further modifies the Sponsor Extension Agreement. The Modification Agreement modified the Sponsor Extension Agreement to provide that, among other things, (i) the maturity date of the $1,050,000 loan from the Lender to the Sponsor (the “Sponsor Loan”) is extended to May 22, 2023 (the “Maturity Date”); (ii) the extension will take effect concurrently with, and not until, the Sponsor transfers 1,050,000 shares of the Company’s common stock (the “Initial SPAC Shares”) to the Lender; (iii) effective as of the date of the Modification Agreement, the Sponsor Loan shall accrue fifteen percent (15%) interest per annum, compounded monthly; (iv) the maturity date of the $1,050,000 loan from the Sponsor to the Company (the “SPAC Loan”) is extended to May 19, 2023; (v) the proceeds of any Capital Raise of at least $15,000,000 by the Company shall be first used by the Company to promptly repay the SPAC Loan and then Sponsor shall promptly repay the Sponsor Loan and all accrued interest; (vi) in exchange for the extension of the Maturity Date, the Company shall issue 50,000 shares of common stock to Lender on the date of the Modification Agreement and shall issue an additional 50,000 shares of common stock thereafter on each 30-day anniversary of the Maturity Date to the Lender until the Sponsor Loan is repaid in full; (vii) in the event Sponsor defaults on its obligations to repay the Sponsor Loan by the Maturity Date, the Sponsor shall transfer to the Lender 250,000 shares of Company common stock owned by the Sponsor and shall transfer an additional 250,000 such shares each month thereafter until the default is cured; (viii) the Company is obligated to file a registration statement with the SEC registering the shares to be issued to Lender within 30 days of the transfer, including the Initial SPAC Shares; and (ix) in the event that the Company defaults on its obligations to the Lender set forth in (v), (vi) and (viii), the Company shall issue to Lender 250,000 shares of common stock and shall transfer an additional 250,000 shares of common stock each month thereafter until the default is cured. The Side Letter provides that, in the event the Company fails to repay the SPAC Loan by May 19, 2023, the Company shall issue to Sponsor 250,000 shares of common stock and shall issue an additional 250,000 such shares to Sponsor each month thereafter until the default is cured. All capitalized terms used in the foregoing descriptions of the Modification Agreement or Side Letter, and not otherwise defined herein, have the meanings ascribed to such terms in the Modification Agreement or Side Letter.

At the Closing of the Business Combination, the underwriters for Aesther’s IPO agreed to defer payment of $3.15 million of deferred underwriting discounts otherwise due to them until November 14, 2023, pursuant to the terms of a promissory note. The deferred amounts bear interest at 9% per annum and 24% per annum following an event of default under the promissory note.

The loan made pursuant to the Loan and Transfer Agreement between the Company, the Sponsor, and other parties dated September 15, 2022 was paid down at the Closing of the Business Combination to $500,000. The maturity date of the loan has been extended up to 90 days from the Closing of the Business Combination.

On March 28, 2023, we entered into a Loan Agreement with McKra Investments III pursuant to which we borrowed $1 million to pay certain accrued expenses. The loan bears interest at 15% per annum and is due within three business days of our next financing or receipt of proceeds from the Backstop Agreement or, if earlier, 45 days from the date of the advance. We issued warrants to the lender for 200,000 shares of our common stock, exercisable for five years at an exercise price of $10.34 and will pay $150,000 in loan fees at maturity.

Ocean Biomedical Inc [Member]
Subsequent Events

14. Subsequent Events

The Company has evaluated subsequent events through March 31, 2023, the date that these consolidated financial statements were issued. Except for the matters disclosed below, no additional subsequent events had occurred that would require recognition or disclosure in these consolidated financial statements.

On January 10, 2023, the Second Street Loan 2 was amended whereas increasing the loan amount from $200,000 to $400,000. A loan fee of $15,000 and a minimum return assessment fee of $35,000 were charged and paid from the $200,000 loan advance for net proceeds of $150,000. The Company was originally required to repay the principal and accrued interest of the Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the business combination or earlier of (i) 5 business days after Ocean Biomedical’s next financing or (ii) February 15, 2023.

On March 1, 2023, but effective February 15, 2023, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity date was extended from February 15, 2023 to March 31, 2023. The Company is required to repay the principal and accrued interest of the Second Street Loan and Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the business combination or (ii) March 31, 2023. In consideration of the extension, the Company issued to Second Street Capital, LLC a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.34 per share exercisable until March 31, 2028. An extension fee of $75,000 was recorded in the Company’s financial statements for the period ended March 31, 2023. Currently, the Company and Second Street Capital, LLC are working on another amendment to extend the date.

Dated as of March 28, 2023, the Company entered into a Loan Agreement with McKra Investments III pursuant to which the Company borrowed $1,000,000. The Company issued a warrant to purchase 200,000 shares of the Company’s common stock, with an exercise price of $10.34 per share, exercisable until March 27, 2028. The Company will pay a $150,000 loan and convenience fee due upon repayment of the loan. Repayment of the loan is due the earlier (i) from the proceeds of the Convertible Debt instrument to be offered in April 2023 or (ii) 45 days from the date of the advance.

Dated as of March 29, 2023, the Company entered into a Loan Agreement with Second Street Capital, LLC pursuant to which the Company borrowed $1 million to pay certain accrued expenses. The loan bears interest at 15% per annum and is due within three business days of our next financing or receipt of proceeds from the Backstop Agreement or, if earlier, 45 days from the date of the advance. We issued warrants to the lender for 200,000 shares of the Company’s common stock, exercisable for five years at an exercise price of $10.34 and will pay $150,000 in loan fees at maturity.

On February 10, 2023 AHAC and Legacy Ocean entered into an amended and restated Vellar Backstop Agreement with Vellar. Pursuant to the Backstop Agreement, Vellar agreed to support the Business Combination by purchasing up to 6,000,000 shares of the Class A common stock in the open market for up to $60,000,000, including from other stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. The Company has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company included a prepayment in the amount of the redemption price per share. The Vellar Backstop Agreement matures on the earlier to occur of (a) three years after the closing of the Merger Agreement (February 14, 2026) or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 30 out of 45 consecutive trading days is less than $4 per share. In addition, Vellar received $12,408,000 from the trust account holding the net proceeds from the sale of the units in the Aesther IPO (the “Trust Account’) and used it to purchase shares of the Class A common stock (the “Share Consideration Shares”) that otherwise would have been redeemed using funds from the Trust Account. These shares are not subject to the Vellar Backstop Agreement repurchase obligations. New Ocean Biomedical has the option to repurchase the Share Consideration Shares from Vellar at an aggregate price of $3,000,000 at any time during the first nine months after the earlier of (a) one business day after the closing of the Business Combination and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination.

If an event occurs causing the VWAP per shares to be at or above $20.00 per share for any 30 trading days during a 45 consecutive trading day-period and the aggregate trading volume in respect of such shares during the same 30-day period is at least the product of (a) three and (b) the difference of (x) the Number of Shares and (y) the Terminated Shares (each as defined in the Vellar Backstop Agreement), then New Ocean Biomedical can notify Vellar of such event and cause the Vellar Backstop Agreement to mature.

The Vellar Backstop Agreement calls for the adjustment of the Reset Price (as defined in the Vellar Backstop Agreement) on the first scheduled trading day of each month commencing on the first calendar month following the closing of the Business Combination to be the lowest of (a) the then-current Reset Price, (b) the initial price per shares paid by Vellar for the shares and (c) the VWAP price per share of the last ten trading days of the prior calendar month, but not lower than $10.34. The Reset Price may be reduced further in connection with a dilutive offering undertaken by the New Ocean Biomedical. The Reset Price is relevant to the provision entitling New Ocean Biomedical to terminate the Vellar Backstop Agreement early (in whole or in part) and require Vellar to pay New Ocean Biomedical an amount equal to the product of (x) the number of shares the New Ocean Biomedical elects to terminate from the forward transaction and (y) the Reset Price as of the termination date.

At maturity, any remaining shares subject to the Backstop Agreement will be finally purchased by New Ocean Biomedical at maturity for an additional $2.50 per share. During the term of the Vellar Backstop Agreement, Vellar may elect to sell some or all of the shares subject to the Backstop Agreement after which those shares will no longer be subject to the Vellar Backstop Agreement, and in such event Vellar will repay the Company with a portion of the sale proceeds.

On February 12, 2023, AHAC, Legacy Ocean, and Vellar again amended and restated the original Vellar Backstop Agreement (the “Definitive A&R Backstop Agreement”). The Company clarifies that the change between the Definitive A&R Backstop Agreement and the original Vellar Backstop Agreement is that the maximum number of shares Vellar may purchase was increased from 6,000,000 to 8,000,000 in the Definitive A&R Backstop Agreement. Pursuant to the Backstop Agreement, Vellar agreed to purchase up to 8,000,000 shares of AHAC’s common stock in the open market for up to $80,000,000, including from other stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of AHAC’s s redemption offer.

On February 13, 2023, AHAC, Vellar and Legacy Ocean entered into an assignment and novation agreement with Meteora Special Opportunity Fund I, LP, Meteora Select Trading Opportunities Master, LP and Meteora Capital Partners, LP (collectively “Meteora”) (the “Meteora Agreement”), pursuant to which Vellar assigned its obligation as to 2,666,667 shares of common stock of the Company to be purchased under the Vellar Backstop Agreement to Meteora. In addition, on February 13, 2023, AHAC, Vellar and Legacy Ocean entered into an assignment and novation agreement with Polar Multi-Strategy Master Fund (“Polar”) (the “Polar Agreement”) pursuant to which Vellar assigned its obligations as to 2,000,000 shares of common stock of the Company to be purchased under the Vellar Backstop Agreement to Polar.

On February 14, 2023, AHAC, Legacy Ocean and Polar entered into a subscription agreement in which Polar agreed to purchase 1,350,000 newly-issued shares of the Company’s common stock at a per share purchase price of $10.56 and an aggregate purchase price of $14,260,404 (the “Polar Subscription”). The Polar Subscription was the method by which Polar exercised its right to purchase “Additional Shares” pursuant to the Backstop Agreement to which Polar acquired a portion of the rights from Vellar pursuant to the Polar Agreement. The shares acquired by Polar as part of the Polar Subscription are subject to the restrictions for “Additional Shares” set forth in the Backstop Agreement.

On February 14, 2023 (the “Closing Date”), AHAC consummated the previously announced Business Combination pursuant to the Business Combination Agreement as amended. Pursuant to the Business Combination Agreement, as amended on the Closing Date, Merger Sub merged with and into Ocean Biomedical, Inc., with Ocean Biomedical, Inc., continuing as the surviving entity and a wholly-owned subsidiary of AHAC (the “Merger,” and, together with the other transactions and ancillary agreements contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the closing of the Business Combination (the “Closing”), AHAC changed its name from “Aesther Healthcare Acquisition Corp.” to “Ocean Biomedical, Inc, and Ocean Biomedical, Inc., changed its name to “Ocean Biomedical Holdings, Inc.

On the Closing Date, in connection with the Closing:

● AHAC issued to the holders of Ocean Biomedical’s securities as of immediately prior to the Closing approximately 23,355,432 shares of the Company’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to $233,554,320, as adjusted as required by the Business Combination Agreement to take into account net working capital, closing net debt and Ocean Biomedical, Inc.,, transaction expenses, in exchange for all of the issued and outstanding capital stock of Ocean Biomedical, Inc.;

● the Sponsor’s 2,625,000 shares of AHAC’s Class B common stock converted on a one-for-one basis into 2,625,000 shares of AHAC’s Class A common stock pursuant to the Third Amended and Restated Certificate of Incorporation (the “Amended Certificate”);

● AHAC issued to the Sponsor 1,365,000 additional shares of AHAC’s Class A common stock in connection with the Sponsor obtaining two (2) three-month extensions beyond the September 16, 2022 deadline to complete an initial business combination;

● all shares of AHAC’s Class A common stock were reclassified as common stock pursuant to the Company’s Amended Certificate; and

● New Ocean Biomedical issued to Second Street Capital, LLC (“Second Street”), Ocean Biomedical’s lender, three (3) warrants (the “Converted Ocean Warrants”) for the number of shares of New Ocean Biomedical’s common stock equal to the economic value of the Legacy Ocean warrants previously issued to Second Street in exchange for the termination of the Ocean Biomedical, Inc., warrants. The Converted Ocean Warrants are exercisable for a total of 511,712 shares of the Company’s common stock at an exercise price of $8.06 per share and 102,342 shares of New Ocean Biomedical’s common stock at an exercise price of $7.47 per share.

In addition, pursuant to Business Combination Agreement, the holders of Ocean Biomedical’s common stock shall be entitled to receive from the New Ocean Biomedical, Inc., in the aggregate, up to an additional 19,000,000 shares of the Company’s common stock (the “Earnout Shares”) as follows: (a) in the event that the volume-weighted average price (the “VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical’s common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock. In addition, for each issuance of Earnout Shares, New Ocean Biomedical will also issue to Sponsor an additional 1,000,000 shares of New Ocean Biomedical’s common stock.

Following the Business Combination Agreement, New Ocean Biomedical is subject to the terms and conditions of a Common Stock Purchase Agreement AHAC entered into with White Lion. Pursuant to the Common Stock Purchase Agreement, AHAC has the right, but not the obligation to require White Lion to purchase, from time to time, up to $75,000,000 in aggregate gross purchase price of newly issued shares of New Ocean Biomedical common stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement.

New Ocean Biomedical is obligated under the Common Stock Purchase Agreement and the White Lion Registration Rights Agreement to file a registration statement with the SEC to register for the resale by White Lion, shares of common stock that New Ocean Biomedical may issue to White Lion under the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions, New Ocean Biomedical’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend for a period of two years. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, New Ocean Biomedical may notify White Lion when New Ocean Biomedical exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) $2,000,000, divided by the closing price of the New Ocean Biomedical common stock on Nasdaq preceding the Notice Date and (ii) a number of shares of Common Stock equal to the average daily trading volume multiplied by 67%.

New Ocean Biomedical may not sell, and White Lion may not purchase, shares of New Ocean Biomedical common stock that would result in White Lion Owning more than 9.99% of the outstanding common stock of New Ocean Biomedical.